Stock Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2020
Stock Compensation Plan
Summary of assumptions used within the Black-Scholes option pricing model

	2020	2019
Expected term	5.80	5.72
Risk-free interest rate	0.41%	2.27%
Expected volatility	49.45%	40.98%
Expected dividend yield	—%	—%

Summary of stock option activity

The following table summarizes stock option activity for the year ended December 31, 2020:

		Weighted	Average
		average	remaining
		exercise	contractual
Options	Shares	price	term
Outstanding at December 31, 2019	1,004,000	$0.46	9.39
Granted	471,734	1.20
Exercised	(73,750)	0.50
Forfeited or expired	(17,000)	1.20
Outstanding at December 31, 2020	1,384,984	$0.70	8.71
Expected to vest, December 31, 2020	796,680	0.80	8.84
Exercisable, December 31, 2020	588,304	0.57	8.53

Summary of RSU activity

The following table summarizes RSU activity for the year ended December 31, 2020:

		Weighted average
		grant date fair
RSUs	Units	value
Outstanding at December 31, 2019	—	$—
Granted	1,396,000	19.13
Vested	—	—
Forfeited	(212,500)	17.02
Unvested at December 31, 2020	1,183,500	$19.51
Expected to vest, December 31, 2020	1,183,500	$19.51